Right-of-use assets (Tables)	12 Months Ended
Nov. 30, 2024
Disclosure of right of use Asset [Abstract]
Summary of right-of-use assets

Balance as at November 30, 2022		$1,595
Amortization		(352)
Termination		(799)
New lease		326

Balance as at November 30, 2023		$770
Amortization		(337)
New lease	18(c)	$603

Balance as at November 30, 2024		$1,036